Investment Tax Credits	12 Months Ended
Dec. 31, 2025
Investment Tax Credits [Abstract]
Investment Tax Credits	Investment Tax Credits
Investment tax credits, arising from qualifying scientific research and experimental development efforts pursuant to existing tax legislation, are recorded as a reduction of administrative and marketing expenses when there is reasonable assurance of their ultimate realization. In 2025, investment tax credits of $13.1 (2024 – $12.6) were recorded.